UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON MAY 6, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2003.

Report for the Calendar Year or Quarter Ended:     March 31, 2002

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  May 12, 2003


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       6

Form 13F Information Table Value Total:       109,548,000



List of Other Included Managers:



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                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT         VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN       SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------       -------- -------- ------

CONOCO INC                     CS               208251504     8024   275000 SH       SOLE          275000
DAVITA INC.                    CS               23918K108     1882    74400 SH       SOLE           74400
IMMUNEX CORP                   CS               452528102    28350   937797 SH       SOLE          937797
IVEX PACKAGING                 CS               465855104     3848   167900 SH       SOLE          167900
NRG ENERGY                     CS               629377102     4191   347500 SH       SOLE          347500
SECURITY CAPITAL GROUP         CS               81413P204    63253  2483400 SH       SOLE         2483400
							   109,548


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